Consolidated Statements of Comprehensive Income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Profit (loss)	€ 192.7	€ 249.8	€ 181.0
Other comprehensive (loss)/income:
Actuarial (losses)/gains on defined benefit pension plans	(26.7)	108.1	36.1
Taxation credit/(charge) on remeasurement of defined benefit pension plans	6.3	(26.1)	(10.2)
Items not reclassified to the Consolidated Statement of Profit or Loss	(20.4)	82.0	25.9
Gain/(loss) on investment in foreign subsidiary, net of hedge	11.7	(15.8)	18.8
Cash flow hedges	(58.7)	67.8	22.6
Taxation credit/(charge) relating to components of other comprehensive income	18.5	(3.3)	(13.6)
Items that may be subsequently reclassified to the Consolidated Statement of Profit or Loss	(28.5)	48.7	27.8
Other comprehensive (loss)/income for the period, net of tax	(48.9)	130.7	53.7
Comprehensive income	€ 143.8	€ 380.5	€ 234.7